Net Loss per Share - Summary of Computation of Basic and Diluted Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 $ / shares
Numerator :
Net loss	¥ (82,184)	$ (12,595)	¥ (132,957)	¥ (9,342)
Less: accretions to preferred shares redemption value	(154,066)	(23,612)	(940,186)	(216,185)
Net loss attributable to the Lizhi Inc.'s ordinary shareholders	¥ (236,250)	$ (36,207)	¥ (1,073,143)	¥ (225,527)
Denominator:
Weighted average number of ordinary shares outstanding, basic	883,202,412	883,202,412	260,000,000	260,000,000
Weighted average number of ordinary shares outstanding, diluted	883,202,412	883,202,412	260,000,000	260,000,000
Basic net loss per share attributable to Lizhi Inc.'s ordinary shareholders | (per share)	¥ (0.27)	$ (0.04)	¥ (4.13)	¥ (0.87)	$ (0.87)
Diluted net loss per share attributable to Lizhi Inc.'s ordinary shareholders | (per share)	¥ (0.27)	$ (0.04)	¥ (4.13)	¥ (0.87)	$ (0.87)
American Depositary Shares [Member]
Denominator:
Weighted average number of ordinary shares outstanding, basic	44,160,121	44,160,121	13,000,000	13,000,000
Weighted average number of ordinary shares outstanding, diluted	44,160,121	44,160,121	13,000,000	13,000,000
Basic net loss per share attributable to Lizhi Inc.'s ordinary shareholders | ¥ / shares	¥ (5.35)		¥ (82.55)	¥ (17.35)
Diluted net loss per share attributable to Lizhi Inc.'s ordinary shareholders | ¥ / shares	¥ (5.35)		¥ (82.55)	¥ (17.35)